Summary Of Significant Accounting Policies (Northrop Grumman Shipbuilding [Member])	12 Months Ended
Dec. 31, 2010
Northrop Grumman Shipbuilding [Member]
Summary Of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation—The consolidated financial statements of NGSB have been derived from the consolidated financial statements and accounting records of Northrop Grumman and were prepared in conformity with accounting principles generally accepted in the United States (GAAP).

The consolidated statements of operations include expense allocations for certain corporate functions historically provided to NGSB by Northrop Grumman, including, but not limited to, human resources, employee benefits administration, treasury, risk management, audit, finance, tax, legal, information technology support, procurement, and other shared services. These allocations are reflected in the consolidated statements of operations within the expense categories to which they relate. The allocations were made on a direct usage basis when identifiable, with the remainder allocated on various bases that are further discussed in Note 19. Management of NGSB and Northrop Grumman consider these allocations to be a reasonable reflection of the utilization of services by, or benefits provided to, NGSB. Management believes that the allocations are substantially consistent with NGSB's estimates of the costs it would incur as a stand-alone company. However, these estimates are based on management's judgment regarding its future stand-alone company costs and not the actual costs incurred.

Transactions between NGSB and Northrop Grumman are reflected as effectively settled for cash at the time of the transaction and are included in financing activities in the consolidated statements of cash flows. The net effect of these transactions is reflected in the parent's equity in unit in the consolidated statements of financial position.

The consolidated financial statements also include certain Northrop Grumman assets and liabilities that are specifically identifiable or otherwise allocable to the company. The NGSB consolidated financial statements may not be indicative of NGSB's future performance and do not necessarily reflect what the results of operations, financial position and cash flows would have been had NGSB operated as a stand-alone company during the periods presented.

Unaudited Pro Forma Statement of Financial Position—The unaudited pro forma statement of financial position presents NGSB's pro forma capitalization at December 31, 2010. The statement reflects the impacts of the transactions to be completed in conjunction with the spin-off of Huntington Ingalls Industries, Inc. ("HII"), which will become the parent of NGSB, including: (i) the distribution of HII common stock by Northrop Grumman to its shareholders; and (ii) the accrual of the contribution of $1,429 million by HII to Northrop Grumman Systems Corporation, a subsidiary of Northrop Grumman (the "Contribution"). The Contribution is presented as a long-term obligation because it will be paid using the proceeds from the incurrence of $1,775 million of debt prior to the completion of the spin-off by HII (the "HII Debt"). HII will record the net proceeds of the HII Debt after funding the Contribution as cash and cash equivalents on its Consolidated Statement of Financial Position.

The distribution of HII common stock to Northrop Grumman's stockholders includes adjustments for the recapitalization transactions. In connection with this recapitalization, the amount of Northrop Grumman's net investment in HII, including intercompany debt and accrued interest thereon which was recorded as notes payable to parent in the consolidated statement of financial position, net of the contribution, will be contributed to additional paid-in capital. Northrop Grumman stockholders will receive one share of HII common stock for every six shares of Northrop Grumman stock owned. The unaudited pro forma statement of financial position reflects a distribution of 48,492,792 shares of HII common stock based on the 290,956,752 shares of Northrop Grumman stock outstanding as of December 31, 2010.

The unaudited pro forma statement of financial position was prepared as if the transactions and events described above had occurred on December 31, 2010.

Parent's Equity in Unit—Parent's Equity in Unit in the consolidated statements of financial position represents Northrop Grumman's historical investment in NGSB, the net effect of cost allocations from and transactions with Northrop Grumman, net cash activity, and NGSB's accumulated earnings. See Basis of Presentation in Note 2 and Note 19.

Financial Statement Reclassification—Certain amounts in the prior year financial statements and related notes have been reclassified to conform to the current presentation as described in Note 10. In addition, the company reclassified $22 million of accrued liabilities from non-current to current liabilities in the 2009 consolidated statements of financial position to conform to the current presentation.

Principles of Consolidation—The consolidated financial statements presented herein represent the stand-alone results of operations, financial position and cash flows of NGSB and its subsidiaries. All intercompany transactions and accounts of NGSB have been eliminated.

Accounting Estimates—The preparation of the financial statements requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and the disclosure of contingencies at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period. Estimates have been prepared on the basis of the most current and best available information; actual results could differ materially from those estimates.

Revenue Recognition—As a defense contractor engaging in long-term contracts (both as prime contractor and subcontractor), the majority of the company's business is derived from long-term contracts for the construction of naval vessels, production of goods, and services provided to the federal government, principally the U.S. Navy. In accounting for these contracts, the company extensively utilizes the cost-to-cost measures of the percentage-of-completion method of accounting, principally based upon direct labor dollars or total costs incurred. Under this method, sales, including estimated earned fees or profits, are recorded as costs are incurred. Contract sales are calculated either based on the percentage that direct labor costs incurred bear to total estimated direct labor costs or based on the percentage that total costs incurred bear to total estimated costs at completion. Certain contracts contain provisions for price redetermination or for cost and/or performance incentives. Such redetermined amounts or incentives are included in sales when the amounts can reasonably be determined and estimated. Amounts representing contract change orders, claims, requests for equitable adjustment, or limitations in funding are included in sales only when they can be reliably estimated and realization is probable. The company estimates profit as the difference between total estimated revenue and total estimated cost of a contract and recognizes that profit over the life of the contract based on progress towards completion. The company classifies contract revenues as product sales or service revenues depending upon the predominant attributes of the relevant underlying contracts. In the period in which it is determined that a loss will result from the performance of a contract, the entire amount of the estimated ultimate loss is charged against income. Loss provisions are first offset against costs that are included in unbilled accounts receivable or inventoried costs, with any remaining amount reflected in other current liabilities. Changes in estimates of contract sales, costs, and profits are recognized using the cumulative catch-up method of accounting. This method recognizes in the current period the cumulative effect of the changes on current and prior periods. Hence, the effect of the changes on future periods of contract performance is recognized as if the revised estimate had been the original estimate. A significant change in an estimate on one or more contracts could have a material effect on the company's consolidated financial position or results of operations, and where such changes occur, separate disclosure is made of the nature, underlying conditions, and the amount of the financial impact from the change in estimate (see Notes 4 and 6).

Corporate Home Office and Other General and Administrative Costs—In accordance with industry practice and the regulations that govern the cost accounting requirements for government contracts, most general and administrative expenses are considered allowable and allocable costs on government contracts. These costs are allocated to contracts in progress on a systematic basis and contract performance factors include this cost component as an element of cost.

General and administrative expenses also include certain Northrop Grumman corporate and other costs, primarily consisting of the net pension and post-retirement benefits adjustment, the provision for deferred state income taxes and certain other expenses that are generally not currently allowable under the Federal Acquisition Regulations (FAR). The net pension and post-retirement benefits adjustment reflects the difference between pension and post-retirement benefits expenses determined in accordance with GAAP and pension and post-retirement benefit expenses allocated to individual contracts determined in accordance with Cost Accounting Standards (CAS). For purposes of these stand-alone financial statements, these Northrop Grumman amounts together with allowable general and administrative expenses have been allocated to NGSB. Allowable general and administrative expense is comprised of NGSB home office costs, independent research and development costs, bid and proposal costs, the allowable portion of corporate home office costs, and the current state income tax provision.

Research and Development—Company-sponsored research and development activities primarily include independent research and development (IR&D) efforts related to government programs. IR&D expenses are included in general and administrative expenses and are generally allocated to government contracts. Company-sponsored IR&D expenses totaled $23 million, $21 million and $21 million for the years ended December 31, 2010, 2009 and 2008, respectively. Expenses for research and development sponsored by the customer are charged directly to the related contracts.

Product Warranty Costs—The company provides certain product warranties that require repair or replacement of non-conforming items for a specified period of time often subject to a specified monetary coverage limit. The company's product warranties are provided under government contracts, the costs of which are immaterial and are accounted for using the percentage-of-completion method of accounting.

Environmental Costs—Environmental liabilities are accrued when the company determines it is responsible for remediation costs and such amounts are reasonably estimable. When only a range of amounts is established and no amount within the range is more probable than another, the minimum amount in the range is recorded. Environmental liabilities are recorded on an undiscounted basis. Environmental expenditures are expensed or capitalized as appropriate. Capitalized expenditures, if any, relate to long-lived improvements in currently operating facilities. The company does not record insurance recoveries before collection is probable. At December 31, 2010, and 2009, the company did not have any accrued receivables related to insurance reimbursements or recoveries for environmental matters.

Fair Value of Financial Instruments—The valuation techniques utilized to determine the fair value of financial instruments are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Except for long-term debt, the carrying amounts of the company's other financial instruments are measured at fair value or approximate fair value due to the short-term nature of these other items.

Asset Retirement Obligations—The company records all known asset retirement obligations for which the liability's fair value can be reasonably estimated, including certain asbestos removal, asset decommissioning and contractual lease restoration obligations. Recorded amounts as of December 31, 2010 are $20 million and consist primarily of obligations associated with the wind down of the company's shipbuilding operations at the Avondale facility (see Note 4). Amounts as of December 31, 2009 were not material.

The company also has known conditional asset retirement obligations related to assets currently in use, such as certain asbestos remediation and asset decommissioning activities to be performed in the future, that are not reasonably estimable as of December 31, 2010 and 2009 due to insufficient information about the timing and method of settlement of the obligation. Accordingly, the fair value of these obligations has not been recorded in the consolidated financial statements. Environmental remediation and/or asset decommissioning of these facilities may be required when the company ceases to utilize these facilities but no such plans are currently contemplated as of December 31, 2010. In addition, there may be conditional environmental asset retirement obligations that the company has not yet discovered (e.g. asbestos may exist in certain buildings which the company has not become aware of through its normal business operations), and therefore, these obligations also have not been included in the consolidated financial statements.

Income Taxes—The results of the company's operations are included in the federal income and state income and franchise tax returns of Northrop Grumman. Income tax expense and other income tax-related information contained in these financial statements are presented as if the company filed its own tax returns on a stand-alone basis and are based on the prevailing statutory rates for U.S. federal income taxes and the composite state income tax rate for the company for each period presented. State and local income and franchise tax provisions are allocable to contracts in process and, accordingly, are included in cost of product sales, cost of service revenues and corporate home office and other general and administrative expenses.

The company makes a comprehensive review of its portfolio of uncertain tax positions regularly. In this regard, an uncertain tax position represents the company's expected treatment of a tax position taken in Northrop Grumman's consolidated tax return, or planned to be taken in a future tax return or claim that has not been reflected in measuring income tax expense for financial reporting purposes. Until these positions are sustained or otherwise resolved by the taxing authorities, the company does not recognize the tax benefits resulting from such positions, if any, and reports the tax effects as a liability for uncertain tax positions in its consolidated statements of financial position.

Determinations of the expected realizability of deferred tax assets and the need for any valuation allowances against these deferred tax assets were evaluated based upon the stand-alone tax attributes of the company, and no valuation allowances were deemed necessary as of December 31, 2010, and 2009.

Current federal income tax liabilities are assumed to be immediately settled by Northrop Grumman and are relieved through the parent's equity in unit account. Federal income taxes have been recorded within income tax expense. The company recognizes interest accrued related to unrecognized tax benefits in income tax expense. Penalties, if probable and reasonably estimable, are also recognized as a component of income tax expense.

Cash and Cash Equivalents—Northrop Grumman utilizes a centralized cash management system. Cash and cash equivalents balances are held at the Northrop Grumman level and have not been allocated to NGSB. Historically, cash received by the company has been transferred to Northrop Grumman, and Northrop Grumman has funded the company's disbursement accounts on an as-needed basis. The net effect of transfers of cash to and from the Northrop Grumman cash management accounts is reflected in the parent's equity in unit account in the consolidated statements of financial position.

Accounts Receivable—Accounts receivable include amounts billed and currently due from customers, amounts currently due but unbilled, certain estimated contract change amounts, claims or requests for equitable adjustment in negotiation that are probable of recovery, and amounts retained by the customer pending contract completion.

Inventoried Costs—Inventoried costs primarily relate to work in process under contracts that recognize revenue using labor dollars as the basis of the percentage-of-completion calculation. These costs represent accumulated contract costs less cost of sales, as calculated using the percentage-of-completion method. Accumulated contract costs include direct production costs, factory and engineering overhead, production tooling costs, and, for government contracts, allowable general and administrative expenses. According to the provisions of U.S. Government contracts, the customer asserts title to, or a security interest in, inventories related to such contracts as a result of contract advances, performance-based payments, and progress payments. In accordance with industry practice, inventoried costs are classified as a current asset and include amounts related to contracts having production cycles longer than one year. Inventoried costs also include company owned raw materials, which are stated at the lower of cost or market, generally using the average cost method.

Depreciable Properties—Property, plant, and equipment owned by the company are recorded at cost and depreciated over the estimated useful lives of individual assets. Costs incurred for computer software developed or obtained for internal use are capitalized and amortized over the expected useful life of the software, not to exceed nine years. Leasehold improvements are amortized over the shorter of their useful lives or the term of the lease.

The remaining assets are depreciated using the straight-line method, with the following lives:

Years
Land improvements	12 – 45
Buildings and improvements	15 – 50
Capitalized software costs	3 – 9
Machinery and other equipment	3 – 45

The company evaluates the recoverability of its property, plant and equipment when there are changes in economic circumstances or business objectives that indicate the carrying value may not be recoverable. The company's evaluations include estimated future cash flows, profitability and other factors in determining fair value. As these assumptions and estimates may change over time, it may or may not be necessary to record impairment charges.

Leases—The company has historically used Northrop Grumman's incremental borrowing rate in the assessment of lease classification as capital or operating and defines the initial lease term to include renewal options determined to be reasonably assured. The company conducts operations primarily under operating leases.

Many of the company's real property lease agreements contain incentives for tenant improvements, rent holidays, or rent escalation clauses. For incentives for tenant improvements, the company records a deferred rent liability and amortizes the deferred rent over the term of the lease as a reduction to rent expense. For rent holidays and rent escalation clauses during the lease term, the company records minimum rental expenses on a straight-line basis over the term of the lease. For purposes of recognizing lease incentives, the company uses the date of initial possession as the commencement date, which is generally, when the company is given the right of access to the space and begins to make improvements in preparation for intended use.

Goodwill and Other Purchased Intangible Assets—The company performs impairment tests for goodwill as of November 30th of each year, or when evidence of potential impairment exists. When it is determined that impairment has occurred, a charge to operations is recorded. Purchased intangible assets are amortized on a straight-line basis over their estimated useful lives and the carrying value of these assets is reviewed for impairment when events indicate that a potential impairment may have occurred (see Notes 4 and 9).

Self-Insured Group Medical Insurance—The company participates in a Northrop Grumman-sponsored self-insured group medical insurance plan and these financial statements include an allocation of the expenses and accruals attributable to NGSB employees participating in the plan. The plan is designed to provide a specified level of coverage for employees and their dependents. Northrop Grumman estimates expenses and the required liability of such claims utilizing actuarial methods based on various assumptions, which include, but are not limited to, Northrop Grumman's historical loss experience and projected loss development factors. Related self-insurance accruals include amounts related to the liability for reported claims and an estimated accrual for claims incurred but not reported.

Self-Insured Workers' Compensation Plan—The operations of the company are subject to the federal and state workers' compensation laws. The company maintains self-insured workers' compensation plans, in addition to participating in state administered second injury workers' compensation funds. The company estimates the required liability of such claims and state funding requirements on a discounted basis utilizing actuarial methods based on various assumptions, which include, but are not limited to, the company's historical loss experience and projected loss development factors as compiled in an annual actuarial study. Related self-insurance accruals include amounts related to the liability for reported claims and an estimated accrual for claims incurred but not reported. The company's workers' compensation liability is discounted at 3.31% and 3.47% at December 31, 2010, and 2009, respectively, which discount rates were determined using a risk-free rate based on future payment streams. Workers' compensation benefit obligations on an undiscounted basis were $726 million and $686 million as of December 31, 2010 and 2009, respectively.

Litigation, Commitments, and Contingencies—Amounts associated with litigation, commitments, and contingencies are recorded as charges to earnings when management, after taking into consideration the facts and circumstances of each matter, including any settlement offers, has determined that it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Retirement Benefits—A substantial portion of the company's employees are covered by Northrop Grumman-sponsored defined benefit pension plans under which they are eligible for benefits generally at age 65 or on a reduced basis for qualifying early retirement. Certain employees are also covered by Northrop Grumman-sponsored post-retirement health care plans. For the Northrop Grumman sponsored pension and post-retirement plans that only cover company employees, the consolidated financial statements reflect the respective plans' total funded status and related changes in funded status. For the Northrop Grumman sponsored pension and post-retirement plans where company employees participate along with other Northrop Grumman employees, the consolidated financial statements reflect an allocated portion of the respective plans' funded status and related changes in funded status based upon the company employee participation level. The assets recognized as of December 31, 2010 and 2009 for such plans where allocations were required were calculated based on the present values of the accrued benefit determined under Employee Retirement Income Security Act (ERISA) and Internal Revenue Service (IRS) regulations. The CAS costs have been separately calculated for NGSB in accordance with the relevant standards. For funded plans, Northrop Grumman's funding policy is to contribute, at a minimum, the statutorily required amount to an irrevocable trust. For unfunded plans, Northrop Grumman makes contributions equal to the amount of benefit payments made to plan participants. Northrop Grumman also sponsors 401(k) defined contribution plans in which most of the company's employees are eligible to participate. Northrop Grumman contributions for most plans are based on a cash matching of company employee contributions up to 4 percent of compensation. In addition to the Northrop Grumman-sponsored 401(k) defined contribution plan, company employees hired after June 30, 2008 are eligible to participate in a Northrop Grumman-sponsored defined contribution pension plan in lieu of a defined benefit pension plan.

Stock Compensation—Certain key employees of the company participate in stock-based compensation plans of Northrop Grumman. All of Northrop Grumman's stock-based compensation plans are considered equity plans and compensation expense recognized is net of estimated forfeitures over the vesting period. Northrop Grumman issues stock options and stock awards, in the form of restricted performance stock rights and restricted stock rights, under its existing plans. The fair value of stock option grants is estimated on the date of grant using a Black-Scholes option-pricing model and expensed on a straight-line basis over the vesting period of the options, which is generally three to four years. The fair value of stock awards is determined based on the closing market price of Northrop Grumman's common stock on the grant date and at each reporting date, the amount of shares is adjusted to equal the amount ultimately expected to vest. Compensation expense for stock awards is allocated to NGSB by Northrop Grumman and expensed over the vesting period, usually three to five years.

Accumulated Other Comprehensive Loss—The accumulated other comprehensive loss as of December 31, 2010 and 2009, was comprised of unamortized benefit plan costs of $515 million (net of tax benefit of $343 million) and $531 million (net of tax benefit of $338 million), respectively.